Variable interest entities - Assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Variable interest entities
Total assets	$ 5,837,394	$ 4,288,359
Total liabilities	(2,629,614)	(1,901,289)
VIE primary beneficiary
Variable interest entities
Total assets	1,865,344	1,259,892
Total liabilities	$ (4,716)	$ (5,210)